AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VL,
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       and
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
                   CORPORATE BENEFIT VUL, OVERTURE APPLAUSE!,
            OVERTURE APPLAUSE! II, OVERTURE BRAVO!, OVERTURE ENCORE!,
                      OVERTURE LIFE SPVUL, OVERTURE VIVA(SM),
                 ALLOCATOR 2000, EXECUTIVE SELECT, REGENT 2000,
                  OVERTURE ANNUITY, OVERTURE ANNUITY III-Plus,
                   ALLOCATOR 2000 ANNUITY and DESIGNER ANNUITY
                         Prospectuses Dated May 1, 2007

                      OVERTURE OVATION! and PROTECTOR hVUL
                         Prospectuses Dated May 1, 2008

                              Excel Performance VUL
                          Prospectus Dated May 1, 2009

                   OVERTURE ANNUITY II, OVERTURE ANNUITY III,
                  OVERTURE ACCENT(R)! and OVERTURE ACCLAIM(R)!
                      Prospectuses Dated September 1, 2009

                        Supplement Dated January 8, 2010

Effective December 11, 2009, the Calvert Variable Series, Inc. Board of Directors approved changes to the Subadviser and Portfolio Type for the Ameritas MidCap Growth Portfolio and Social International Equity Portfolio.

Therefore, for the products listed above, the portfolio objectives chart found in the Separate Account Variable Investment Options section is updated to read as follows:

----------------------------------------------------------- ---------------------------------------------------------
                        FUND NAME                                                INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                              Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------- ---------------------------------------------------------
              Calvert Variable Series, Inc.*                         Calvert Asset Management Company, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Ameritas MidCap Growth Portfolio ** -  Summit Investment    Index: S&P MidCap 400 Index.
Partners, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Social International Equity Portfolio *** -  World Asset    Index: MSCI EAFE Index.
Management, Inc.
----------------------------------------------------------- ---------------------------------------------------------
*    This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas.
**   Portfolio not available for the ALLOCATOR 2000 ANNUITY, DESIGNER ANNUITY, ALLOCATOR 2000, EXECUTIVE SELECT and
     REGENT 2000.  Due to the affiliation between the Adviser (a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI) and Summit, this change in sub-adviser is subject to shareholder approval. A filing is being made with the Securities and Exchange Commission detailing this change and will be sent to shareholders on or about February 15, 2010.
*** Portfolio not available for VIVA.

    All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

       Please see the respective Calvert Variable Series, Inc. portfolio prospectus and supplement for more information.


  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.